Trade and Other Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($) Customer	Jun. 30, 2021 USD ($)
Disclosure of financial assets [line items]
Term receivables terms	30 days
Trade receivables	$ 4,411	$ 4,450
Trade receivables [member]
Disclosure of financial assets [line items]
Provisions for doubtful debts	3	3
Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	$ 103	$ 68
Credit risk [member]
Disclosure of financial assets [line items]
Percentage of trade receivables owed from the customers	34.00%	31.00%
Number of customers sample risk exposure | Customer	10